Cover	6 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	CN ENERGY GROUP. INC.
Entity Central Index Key	0001780785
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity File Number	001-39978
Entity Address Address Line 1	Building 2-B, Room 206
Entity Address Address Line 2	No. 268 Shiniu Road
Entity Address Address Line 3	Liandu District
Entity Address City Or Town	Lishui City